Schedule of Intangible Assets (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2013
Other intangible assets
Finite And Indefinite Lived Intangible Assets [Line Items]
Amortized period	27 years
Minimum | License agreements
Finite And Indefinite Lived Intangible Assets [Line Items]
Amortized period	20 years
Minimum | Customer relationships
Finite And Indefinite Lived Intangible Assets [Line Items]
Amortized period	8 years
Maximum | License agreements
Finite And Indefinite Lived Intangible Assets [Line Items]
Amortized period	40 years
Maximum | Customer relationships
Finite And Indefinite Lived Intangible Assets [Line Items]
Amortized period	20 years